United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Hermes Core Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/23

Date of Reporting Period: 12/31/23

Item 1.	Reports to Stockholders

Annual Shareholder Report
December 31, 2023

High Yield Bond Core Fund

A Portfolio of Federated Hermes Core Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of the High Yield Bond Core Fund (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2023, was 14.43%. The total return of the Fund’s shares consisted of 7.34% current income and 7.09% of appreciation in the net asset value of the Fund’s shares. The total return of the Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI),1 a broad-based securities market index, was 13.44% during the same period. The Fund’s total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses which were not reflected in the total return of the BHY2%ICI.
During the reporting period, the most significant factors affecting the Fund’s performance relative to the BHY2%ICI were: (1) the selection of individual securities and (2) the allocation among industry sectors. The following discussion will focus on the Fund’s performance relative to the BHY2%ICI.
MARKET OVERVIEW
The major factors influencing markets during the reporting period were the economy and the trajectory of interest rates.2 From the start of the year, the economy proved resilient despite a number of indicators signaling potential weakness on the horizon. The labor market continued to show strength throughout the year with solid job creation and low levels of unemployment. Corporate earnings, while off their peak, proved stronger than expected. A regional banking crisis in March only temporarily stalled a risk rally. The resilient economy forced the Federal Reserve (the “Fed”) to continue to push short-term rates higher and signal that a regime of higher for longer may be called for in the fight against inflation. As a result, the Fed raised interest rates four times over the course of the year and longer-term interest rates followed suit. However, driven by increasing conviction that the Fed’s cycle of raising rates had come to an end on the back of falling inflation (which decreased by more than half during the period), interest rates peaked in October and declined significantly in November and December. This was exacerbated by dovish Fed commentary at the last policy meeting of the year that suggested a pivot was drawing near, signaling three interest rate cuts were expected in 2024. For example, the 5-year U.S. Treasury yield began the year at 3.9%, peaked near 5% in late October and declined back to 3.85% to end the year slightly lower than the beginning of the year. With no recession in 2023 and the market betting on a soft landing in 2024, risk assets rallied and spreads ended the year tighter. The overall impact of these factors can be illustrated by the change in credit spreads between the Credit Suisse High Yield Bond Index3 and U.S. Treasury securities with similar maturities which began the period at 499 basis points and ended the fiscal year at 363 basis points.
Within the high-yield4 market, major industry sectors that substantially outperformed the overall BHY2%ICI during the reporting period included: Leisure, Retailers, Finance Companies, Building Materials and Other Industrial. Major industry sectors that substantially underperformed the overall BHY2%ICI during the reporting period included: Wirelines, Pharmaceuticals, Airlines, Electric Utilities and Aerospace & Defense. From a quality perspective, the CCC-rated sector led the way with a total return of 19.84% followed by the B-rated sector at 13.78%. The BB-rated sector lagged with a return of 11.56%.
Security Selection
Security selection had a substantial positive impact on performance relative to the BHY2%ICI. This was especially true in the Technology, Chemicals, Healthcare, Consumer Cyclical Services, Building Materials, Diversified Manufacturing, Insurance P&C, Automotive and Metals & Mining industry sectors. Specific high-yield issuers held by the Fund that positively impacted performance relative to the BHY2%ICI included: NFP Corp, Madison IAQ, Diamond BC BV, Minerva Merger Sub and Dornoch Debt Merger. The Fund was negatively impacted by security selection in the Media & Entertainment, Electric Utilities, Cable & Satellite and Pharmaceutical industry sectors. Specific high-yield issuers held by the Fund that negatively impacted performance relative to the BHY2%ICI included: Enviva, iHeartCommunications, Ard Finance SA, Rackspace Technology and Audacy Capital.
Annual Shareholder Report
1

Sector Allocation
Sector allocation was a modestly negative driver of performance relative to the BHY2%ICI. This was mostly the result of the Fund’s underweight allocation to the strong performing Leisure and Retail industry sectors. Given the strong absolute returns for the period, the Fund’s cash position also negatively impacted returns relative to the BHY2%ICI. The Fund was positively impacted by its overweight allocation to the strong performing Building Materials sector and its underweight to the poor performing Wireline and Airline sectors.
1
 Please see the footnotes to the line graph below for definitions of, and further information about, the BHY2%ICI.
2
 Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
3
 Credit Suisse High Yield Bond Index serves as a benchmark to evaluate the performance of low-quality bonds. Low-quality is defined as those bonds in the range from “BB” to “CCC” and defaults.*
4
 High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
*
 The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report
2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the High Yield Bond Core Fund (the “Fund”) from December 31, 2013 to December 31, 2023, compared to the Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI).2 The Average Annual Total Return table below shows returns averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2023

Average Annual Total Returns for the Period Ended 12/31/2023
	1 Year	5 Years	10 Years
Fund	14.43%	5.35%	4.87%
BHY2%ICI	13.44%	5.35%	4.59%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
 The Fund’s performance assumes the reinvestment of all dividends and distributions. The BHY2%ICI has been adjusted to reflect reinvestment of dividends on securities in the index.
2
  The BHY2%ICI is an issuer-constrained version of the Bloomberg US Corporate High Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro rata basis. The BHY2%ICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report
3

Portfolio of Investments Summary Table (unaudited)
At December 31, 2023, the Fund’s index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	11.4%
Cable Satellite	7.9%
Insurance - P&C	6.8%
Automotive	6.4%
Midstream	5.9%
Media Entertainment	5.3%
Building Materials	4.7%
Packaging	4.6%
Gaming	4.6%
Health Care	4.5%
Independent Energy	3.6%
Other[2]	29.4%
Cash Equivalents[3]	3.8%
Other Assets and Liabilities - Net[4]	1.1%
Total	100%

1
Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg US Corporate
High Yield 2% Issuer Capped Index (BHY2%ICI). Individual portfolio securities that are not included in the BHY2%ICI are assigned to an index classification by the
Fund’s Adviser.

2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund’s total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
4

Portfolio of Investments
December 31, 2023
Principal Amount or Shares		Value
	CORPORATE BONDS—94.8%
	Aerospace/Defense—1.5%
$ 3,800,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$ 3,797,292
1,825,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.750%, 8/15/2028	1,869,406
4,525,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.875%, 12/15/2030	4,663,714
2,600,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	2,614,796
	TOTAL	12,945,208
	Airlines—0.1%
812,500	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	807,236
	Automotive—6.4%
450,000	Adient Global Holdings Ltd., Sec. Fac. Bond, 144A, 7.000%, 4/15/2028	465,418
3,800,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	3,718,252
375,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	397,385
1,325,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	1,352,613
4,050,000	Dornoch Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	3,656,418
6,825,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	6,534,139
3,700,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	3,322,712
2,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	1,895,108
3,725,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	3,625,726
3,175,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	3,136,469
3,525,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	3,429,898
400,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	390,160
3,550,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	3,488,046
975,000	JB Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	995,719
8,025,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	8,068,022
3,925,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	3,388,241
3,575,000	Schaeffler Verwaltung ZW, 144A, 4.750%, 9/15/2026	3,428,300
1,850,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/14/2028	1,918,254
600,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/14/2030	640,175
	TOTAL	53,851,055
	Banking—0.2%
1,875,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	1,864,750
	Building Materials—4.7%
2,500,000	Abc Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	2,231,273
325,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	307,911
475,000	Beacon Roofing Supply, Inc., Sr. Note, 144A, 6.500%, 8/1/2030	486,038
1,250,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	1,270,405
1,025,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	841,551
3,775,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	3,290,969
4,750,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	4,275,760
4,275,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	3,927,435
2,950,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	2,730,883
1,950,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	1,728,031
4,175,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2029	3,897,640
2,850,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	2,705,320
2,475,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	2,275,968
1,200,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	1,156,055
3,425,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	3,341,779
3,575,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	3,465,111
1,900,000	White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	1,893,660
	TOTAL	39,825,789
	Cable Satellite—7.9%
2,300,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	2,286,120
3,000,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	2,573,368
3,850,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	3,369,732
Annual Shareholder Report
5

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$ 1,675,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	$ 1,363,395
1,500,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	1,354,229
1,825,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	1,546,574
1,650,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,579,978
600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	580,077
1,700,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	1,604,768
1,550,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	1,132,551
3,800,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	2,895,296
3,800,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	2,877,743
3,175,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	1,915,701
2,275,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.000%, 11/15/2031	1,378,923
4,500,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	2,805,930
450,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	397,528
950,000	DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	893,377
2,000,000	DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	1,197,506
1,275,000	DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	889,363
5,100,000	DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	2,633,767
1,225,000	DISH Network Corp., Sec. Fac. Bond, 144A, 11.750%, 11/15/2027	1,279,723
3,000,000	Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	2,820,598
4,175,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	3,576,853
2,725,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	2,431,770
525,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	507,475
1,000,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	967,915
5,000,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	4,698,000
5,525,000	UPC Broadband Finco B.V., Sr. Note, 144A, 4.875%, 7/15/2031	4,869,293
725,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	640,111
925,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	894,815
1,000,000	Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	874,480
2,425,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	2,167,661
700,000	Ziggo Bond Co. B.V., Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	586,285
5,350,000	Ziggo Finance B.V., Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	5,211,926
	TOTAL	66,802,831
	Chemicals—2.7%
3,575,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	3,211,849
675,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	676,279
2,275,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	2,096,678
2,775,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	2,597,909
4,700,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	3,861,198
875,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	837,725
1,275,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 9.750%, 11/15/2028	1,354,870
5,675,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	5,046,725
1,850,000	Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	603,026
750,000	WR Grace Holdings LLC, Sec. Fac. Bond, 144A, 7.375%, 3/1/2031	751,425
1,575,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	1,387,743
	TOTAL	22,425,427
	Construction Machinery—0.7%
2,525,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	2,297,802
625,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	553,704
1,100,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	1,074,711
825,000	United Rentals North America, Inc., Term Loan - 1st Lien, 144A, 6.000%, 12/15/2029	838,198
1,225,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	1,114,505
	TOTAL	5,878,920
	Consumer Cyclical Services—3.1%
400,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	398,275
6,800,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	5,550,834
3,500,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	3,433,559
Annual Shareholder Report
6

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical Services—continued
$ 3,000,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	$ 2,895,915
1,125,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	1,165,083
6,875,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	6,169,987
2,453,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	2,475,774
2,125,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	2,084,249
1,700,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	1,661,418
	TOTAL	25,835,094
	Consumer Products—1.7%
325,000	Acushnet Co., Sr. Unsecd. Note, 144A, 7.375%, 10/15/2028	339,272
6,150,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	5,936,601
1,450,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	1,321,284
300,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	294,705
5,275,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	4,728,120
1,075,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	995,007
650,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	650,670
	TOTAL	14,265,659
	Diversified Manufacturing—1.6%
4,375,000	Emerald Debt Merger, Sec. Fac. Bond, 144A, 6.625%, 12/15/2030	4,473,962
6,375,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	6,350,074
2,900,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	2,982,766
	TOTAL	13,806,802
	Finance Companies—2.5%
1,900,000	GTCR W. Merger Sub LLC, 144A, 7.500%, 1/15/2031	2,009,007
900,000	Navient Corp., Sr. Unsecd. Note, 4.875%, 3/15/2028	837,174
4,450,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	4,108,540
575,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	582,213
5,250,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	4,624,048
2,275,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	1,935,305
3,025,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	3,008,615
3,000,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	2,843,625
1,275,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	1,250,947
	TOTAL	21,199,474
	Food & Beverage—1.7%
2,650,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	2,744,830
2,500,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	2,295,532
1,275,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	1,257,665
1,475,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	1,422,804
2,000,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	1,983,346
951,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	944,221
1,425,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	1,329,356
1,900,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	1,805,958
375,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	386,479
	TOTAL	14,170,191
	Gaming—4.6%
2,675,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	2,386,511
1,025,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	988,075
1,000,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	918,889
500,000	Caesars Entertainment Corp., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	513,031
2,950,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	2,664,548
775,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	767,463
1,975,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	2,006,966
2,550,000	Colt Merger Sub., Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	2,551,326
2,150,000	Colt Merger Sub., Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	2,157,469
775,000	Colt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	794,983
250,000	Light & Wonder, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	260,933
2,300,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	2,141,542
Annual Shareholder Report
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Gaming—continued
$ 4,400,000		Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	$ 4,155,536
2,025,000		Ontario Gaming GTA LP, Sec. Fac. Bond, 144A, 8.000%, 8/1/2030	2,089,739
3,450,000		Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	2,953,696
1,250,000		Raptor Acquisition Corp. / Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	1,192,617
3,800,000		Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	3,597,137
1,000,000		Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	1,024,890
3,425,000		Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	3,231,791
650,000		VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/1/2026	629,632
1,525,000		VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	1,498,884
		TOTAL	38,525,658
		Health Care—4.5%
2,400,000		Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	2,100,462
2,150,000		Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	1,954,484
1,500,000		Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	1,450,817
1,350,000		CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	875,772
3,300,000		CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	2,133,174
1,000,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	930,443
650,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	585,826
1,062,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	1,059,417
1,350,000		Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	1,146,913
2,100,000		Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	1,829,782
400,000		Garden Spinco Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	427,778
1,125,000		IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	1,115,006
650,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	667,133
2,875,000		LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	2,129,105
9,325,000		Mozart Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	8,802,020
575,000		MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	467,818
1,125,000		Tenet Healthcare Corp., 144A, 4.250%, 6/1/2029	1,048,599
800,000		Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	791,550
1,550,000		Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	1,516,328
1,500,000		Tenet Healthcare Corp., 144A, Term Loan - 2nd Lien, 6.250%, 2/1/2027	1,508,409
1,800,000		Tenet Healthcare Corp., Sec. Fac. Bond, 144A, 6.750%, 5/15/2031	1,841,940
3,250,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	3,243,662
		TOTAL	37,626,438
		Health Insurance—0.3%
2,600,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	2,495,954
		Independent Energy—3.6%
1,125,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	1,079,607
250,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	251,961
1,900,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	1,913,264
650,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	819,608
1,075,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	1,041,148
1,850,000		Callon Petroleum Corp., Sr. Unsecd. Note, 144A, 7.500%, 6/15/2030	1,867,725
3,175,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 4/1/2024	63,500
575,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	610,401
350,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	373,029
1,675,000		Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	1,750,702
3,050,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	2,793,105
3,150,000		Crownrock LP/Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	3,147,779
1,550,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	1,559,688
500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.150%, 5/15/2028	530,695
3,225,000		Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	3,226,321
575,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	568,264
1,300,000		Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	1,347,089
1,600,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	1,514,325
700,000		Sitio Royalties Operating Partnership Lp / Sitio Finance Corp., Sr. Unsecd. Note, 144A, 7.875%, 11/1/2028	725,942
Annual Shareholder Report
8

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$ 2,750,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	$ 2,720,202
2,325,000		Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	2,409,530
		TOTAL	30,313,885
		Industrial - Other—1.2%
6,050,000		Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	5,337,998
3,500,000		Redwood Star Merger Sub., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	3,504,025
1,275,000		Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	1,253,951
		TOTAL	10,095,974
		Insurance - P&C—6.8%
625,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sec. Fac. Bond, 144A, 7.000%, 1/15/2031	659,681
3,625,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	3,315,276
4,821,420		Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	4,771,170
4,350,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	4,065,764
4,225,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	4,236,653
7,225,000		Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	6,750,203
950,000		Hub International Ltd., Sec. Fac. Bond, 144A, 7.250%, 6/15/2030	1,004,060
8,125,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	7,761,297
6,100,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	6,130,652
2,125,000		Jones Deslauriers Insurance Management, Inc., Sec. Fac. Bond, 144A, 8.500%, 3/15/2030	2,234,214
2,300,000		Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 10.500%, 12/15/2030	2,427,804
550,000		NFP Corp., Sec. Fac. Bond, 144A, 7.500%, 10/1/2030	585,866
400,000		NFP Corp., Sec. Fac. Bond, 144A, 8.500%, 10/1/2031	433,810
8,500,000		NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	8,647,268
1,550,000		Ryan Specialty Group, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	1,439,563
3,050,000		USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	3,126,402
		TOTAL	57,589,683
		Leisure—1.2%
425,000		Carnival Corp., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2029	444,017
675,000		NCL Corp. Ltd., Sr. Secd. Note, 144A, 8.125%, 1/15/2029	705,599
1,750,000		NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	1,711,242
300,000		NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	302,094
475,000		NCL Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	455,122
900,000		Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2027	891,492
825,000		Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	817,388
2,875,000		SeaWorld Parks & Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	2,690,960
2,050,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	2,057,646
		TOTAL	10,075,560
		Lodging—0.6%
1,000,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	873,924
2,325,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	2,327,741
1,550,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	1,612,483
		TOTAL	4,814,148
		Media Entertainment—5.3%
5,275,000	[1,2]	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	98,906
850,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	573,236
1,875,000	[1,2]	Diamond Sports Group LLC / Diamond Sports Finance Co., 144A, 5.375%, 8/15/2026	96,094
2,150,000	[1,2]	Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	112,875
1,300,000		Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	982,278
1,075,000		Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	1,022,814
2,925,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	2,847,899
1,275,000		iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	982,056
5,461,766		iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	3,550,148
1,575,000		Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	1,362,304
1,775,000		Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,612,465
7,175,000		Midas Opco Holdings, LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	6,607,691
1,575,000		Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	1,452,599
Annual Shareholder Report
9

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$ 3,150,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	$ 3,048,525
300,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	315,230
1,450,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	1,294,351
625,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	604,626
2,400,000	ROBLOX Corp., Sr. Unsecd. Note, 144A, 3.875%, 5/1/2030	2,142,564
450,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	330,773
725,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	644,790
725,000	Sinclair Television Group, Sec. Fac. Bond, 144A, 4.125%, 12/1/2030	512,028
3,775,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	2,836,195
700,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	654,724
2,325,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	2,133,257
4,100,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	3,255,666
2,750,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	2,745,317
1,125,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 8.000%, 8/15/2028	1,161,394
2,500,000	Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	2,127,375
	TOTAL	45,108,180
	Metals & Mining—0.6%
825,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	746,886
1,525,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	1,548,378
3,000,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	2,764,545
	TOTAL	5,059,809
	Midstream—5.9%
2,150,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	2,122,007
2,100,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	2,080,834
3,425,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	3,400,552
2,075,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	2,056,218
3,025,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	3,103,063
2,600,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	2,490,155
3,275,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	2,945,166
2,875,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	2,596,956
1,900,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	1,883,776
775,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	795,260
2,325,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	2,198,604
2,625,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	2,674,500
450,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	463,960
325,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2030	349,752
1,750,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	1,690,014
1,725,000	HF Sinclair Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,674,481
3,100,000	Oasis Midstream Partners, Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	3,227,797
2,600,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	2,638,228
1,325,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	1,324,061
2,000,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	1,816,153
2,050,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	2,026,460
1,500,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,501,133
1,450,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	1,318,956
475,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	460,046
1,875,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	1,844,641
1,750,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	1,525,433
	TOTAL	50,208,206
	Oil Field Services—1.9%
4,000,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	3,944,120
2,100,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	2,107,329
1,500,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	1,443,330
900,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	779,205
150,000	Nabors Industries, Inc., Sec. Fac. Bond, 144A, 9.125%, 1/31/2030	150,739
2,351,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	2,351,227
Annual Shareholder Report
10

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Oil Field Services—continued
$ 1,900,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	$ 1,879,560
3,766,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	3,754,240
	TOTAL	16,409,750
	Packaging—4.6%
4,408,496	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	2,064,432
2,625,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	2,225,308
6,925,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	5,387,925
2,550,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	2,607,179
800,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	831,654
1,200,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	1,179,996
1,525,000	Bway Holding Co., 144A, 7.875%, 8/15/2026	1,553,336
1,700,000	Bway Holding Co., 144A, 9.250%, 4/15/2027	1,670,488
8,425,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	7,865,384
2,275,000	OI European Group B.V., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	2,129,979
2,147,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	2,149,856
1,250,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	1,268,925
1,300,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	1,312,040
600,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	636,930
6,100,000	Trivium Packaging Finance B.V., Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	5,987,936
	TOTAL	38,871,368
	Paper—0.3%
2,875,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	2,598,909
	Pharmaceuticals—1.3%
1,425,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	619,898
1,450,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	669,951
6,325,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	2,806,221
1,000,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	458,139
5,050,000	Grifols Escrow Issuer SA, Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	4,585,425
2,425,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	2,076,830
	TOTAL	11,216,464
	Restaurant—1.3%
9,575,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	8,599,585
1,425,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	1,334,106
1,425,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,382,827
	TOTAL	11,316,518
	Retailers—1.3%
2,575,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	2,531,720
1,450,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	1,343,745
1,625,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	1,478,698
1,475,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	1,262,932
900,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	742,458
1,075,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	972,850
1,800,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	1,880,504
825,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	815,203
	TOTAL	11,028,110
	Supermarkets—0.6%
3,350,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	3,045,659
275,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	275,357
1,250,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	1,265,716
400,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	407,681
	TOTAL	4,994,413
	Technology—11.4%
1,000,000	AMS AG, Sr. Unsecd. Note, 144A, 12.250%, 3/30/2029	1,113,330
2,625,000	Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	2,637,305
2,175,000	Capstone Borrower, Inc., Sec. Fac. Bond, 144A, 8.000%, 6/15/2030	2,265,197
1,925,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	1,368,617
Annual Shareholder Report
11

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 825,000		Central Parent LLC / CDK Global II LLC / CDK Financing Co., 144A, 8.000%, 6/15/2029	$ 861,737
3,575,000		Central Parent, Inc./Central Merger Sub., Inc., 144A, 7.250%, 6/15/2029	3,648,622
5,550,000		Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	5,213,526
2,550,000		Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 9.000%, 9/30/2029	2,425,848
4,050,000		Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	3,850,740
1,725,000		Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	1,641,872
3,000,000		Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	2,724,257
2,825,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	2,638,296
4,000,000		Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	3,677,227
875,000		Entegris Escrow Corp., Sec. Fac. Bond, 144A, 4.750%, 4/15/2029	843,989
3,400,000		Entegris Escrow Corp., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	3,383,350
4,000,000		HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	3,719,037
2,750,000		Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	2,511,398
3,950,000		Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	4,062,587
3,825,000		Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	1,853,873
7,625,000		McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	6,973,722
7,950,000		Minerva Merger Sub., Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	7,222,674
1,700,000		NCR Atleos Escrow Corp., Sec. Fac. Bond, 144A, 9.500%, 4/1/2029	1,807,730
900,000		NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	851,668
2,725,000		NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	2,593,441
1,300,000		NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	1,195,534
775,000		Open Text Corp., 144A, 6.900%, 12/1/2027	806,214
2,775,000		Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	2,580,299
3,525,000		Picard Midco, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	3,360,209
5,400,000		Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	4,703,751
2,941,000		Seagate HDD Cayman, Sr. Unsecd. Note, 9.625%, 12/1/2032	3,365,533
100,000		Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 8.250%, 12/15/2029	107,926
825,000		Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 8.500%, 7/15/2031	895,891
1,525,000		Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	1,516,737
4,550,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	4,487,928
700,000		Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	628,839
2,825,000		TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	2,569,592
		TOTAL	96,108,496
		Transportation Services—0.4%
3,275,000		Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	3,278,488
		Utility - Electric—2.3%
400,000		Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	351,301
1,850,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	1,698,348
3,000,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	2,878,210
2,499,000		Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	1,233,533
1,050,000		NextEra Energy Operating Partners LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	1,099,909
1,081,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	1,084,082
925,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	818,019
1,000,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	860,384
187,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	160,301
2,400,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	2,333,312
1,525,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	1,620,884
3,475,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	3,432,990
400,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	394,807
1,700,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	1,766,876
		TOTAL	19,732,956
		TOTAL CORPORATE BONDS (IDENTIFIED COST $878,177,214)	801,147,403
		COMMON STOCKS—0.3%
		Media Entertainment—0.0%
67,010	[2]	iHeartMedia, Inc.	178,917
Annual Shareholder Report
12

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Oil Field Services—0.3%
32,040	[2]	Superior Energy Services, Inc.	$ 2,509,805
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,144,259)	2,688,722
		INVESTMENT COMPANY—3.8%
32,001,577		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.45%[3] (IDENTIFIED COST $32,013,283)	32,017,578
		TOTAL INVESTMENT IN SECURITIES—98.9% (IDENTIFIED COST $912,334,756)[4]	835,853,703
		OTHER ASSETS AND LIABILITIES - NET—1.1%[5]	9,713,653
		TOTAL NET ASSETS—100%	$845,567,356
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2023, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 12/31/2022	$17,611,455
Purchases at Cost	$202,697,281
Proceeds from Sales	$(188,308,514)
Change in Unrealized Appreciation/Depreciation	$3,496
Net Realized Gain/(Loss)	$13,860
Value as of 12/31/2023	$32,017,578
Shares Held as of 12/31/2023	32,001,577
Dividend Income	$1,040,166

1	Issuer in default.
2	Non-income-producing security.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $918,830,747.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$801,147,403	$—	$801,147,403
Equity Securities:
Common Stocks
Domestic	178,917	2,509,805	—	2,688,722
Investment Company	32,017,578	—	—	32,017,578
TOTAL SECURITIES	$32,196,495	$803,657,208	$—	$835,853,703
Annual Shareholder Report
13

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$5.22	$6.34	$6.35	$6.36	$5.88
Income From Investment Operations:
Net investment income (loss)[1]	0.34	0.33	0.33	0.35	0.38
Net realized and unrealized gain (loss)	0.39	(1.08)	0.01	0.01	0.49
TOTAL FROM INVESTMENT OPERATIONS	0.73	(0.75)	0.34	0.36	0.87
Less Distributions:
Distributions from net investment income	(0.36)	(0.37)	(0.35)	(0.37)	(0.39)
Net Asset Value, End of Period	$5.59	$5.22	$6.34	$6.35	$6.36
Total Return[2]	14.43%	(11.96)%	5.42%	6.09%	15.18%
Ratios to Average Net Assets:
Net expenses[3]	0.04%	0.04%	0.02%	0.03%	0.03%
Net investment income	6.34%	5.77%	5.16%	5.70%	6.16%
Expense waiver/reimbursement	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$845,567	$745,111	$2,494,249	$2,212,263	$1,866,222
Portfolio turnover[4]	16%	13%	34%	38%	34%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Statement of Assets and Liabilities
December 31, 2023

Assets:
Investment in securities, at value including $32,017,578 of investments in affiliated holdings* (identified cost $912,334,756, including $32,013,283 of identified cost in affiliated holdings)	$835,853,703
Income receivable	14,228,985
Income receivable from affiliated holdings	92,428
Total Assets	850,175,116
Liabilities:
Income distribution payable	4,520,183
Accrued expenses (Note 5)	87,577
Total Liabilities	4,607,760
Net assets for 151,384,877 shares outstanding	$845,567,356
Net Assets Consist of:
Paid-in capital	$1,095,197,836
Total distributable earnings (loss)	(249,630,480)
Total Net Assets	$845,567,356
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$845,567,356 ÷ 151,384,877 shares outstanding, no par value, unlimited shares authorized	$5.59

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Statement of Operations
Year Ended December 31, 2023

Investment Income:
Interest	$49,630,057
Dividends received from affiliated holdings*	1,040,166
TOTAL INCOME	50,670,223
Expenses:
Administrative fee (Note 5)	5,866
Custodian fees	25,531
Transfer agent fees	49,993
Directors’/Trustees’ fees (Note 5)	5,759
Auditing fees	39,086
Legal fees	10,656
Portfolio accounting fees	146,614
Printing and postage	18,665
Commitment fee (Note 7)	15,510
Miscellaneous (Note 5)	8,777
TOTAL EXPENSES	326,457
Net investment income	50,343,766
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized gain of $13,860 on sales of investments in affiliated holdings*)	(25,508,183)
Net change in unrealized depreciation of investments (including net change in unrealized appreciation of $3,496 on investments in affiliated holdings*)	82,616,504
Net realized and unrealized gain (loss) on investments	57,108,321
Change in net assets resulting from operations	$107,452,087

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Statement of Changes in Net Assets

Year Ended December 31	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$50,343,766	$70,721,276
Net realized gain (loss)	(25,508,183)	(75,289,254)
Net change in unrealized appreciation/depreciation	82,616,504	(199,057,584)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	107,452,087	(203,625,562)
Distributions to Shareholders	(52,999,823)	(79,474,824)
Share Transactions:
Proceeds from sale of shares	135,520,135	107,543,200
Net asset value of shares issued to shareholders in payment of distributions declared	3,222,946	5,651,526
Cost of shares redeemed	(92,738,571)	(1,579,232,583)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	46,004,510	(1,466,037,857)
Change in net assets	100,456,774	(1,749,138,243)
Net Assets:
Beginning of period	745,110,582	2,494,248,825
End of period	$845,567,356	$745,110,582
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Notes to Financial Statements
December 31, 2023
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of High Yield Bond Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.
The Fund’s portfolio consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. These lower rated debt obligations are regarded as predominately speculative with respect to each issuer’s continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Annual Shareholder Report
19

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Shareholder Report
20

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 12/31/2023	Year Ended 12/31/2022
Shares sold	25,323,647	18,064,404
Shares issued to shareholders in payment of distributions declared	600,019	969,803
Shares redeemed	(17,409,623)	(269,530,125)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	8,514,043	(250,495,918)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2023 and 2022, was as follows:
	2023	2022
Ordinary income	$52,999,823	$79,474,824
As of December 31, 2023, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$870,685
Net unrealized depreciation	$(82,977,044)
Capital loss carryforwards and deferrals	$(167,524,121)
TOTAL	$(249,630,480)
At December 31, 2023, the cost of investments for federal tax purposes was $918,830,747. The net unrealized depreciation of investments for federal tax purposes was $82,977,044. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $9,520,311 and unrealized depreciation from investments for those securities having an excess of cost over value of $92,497,355. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for wash sales, defaulted securities and discount accretion/premium amortization on debt securities.
As of December 31, 2023, the Fund had a capital loss carryforward of $167,524,121 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$27,969,708	$139,554,413	$167,524,121
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of December 31, 2023, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
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21

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2023, were as follows:
Purchases	$150,221,200
Sales	$119,337,996
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2023, the Fund had no outstanding loans. During the year ended December 31, 2023, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2023, there were no outstanding loans. During the year ended December 31, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2023, 84.54% of dividends paid by the Fund are interest related dividends, as provided by the American Jobs Creation Act of 2004. 100% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
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Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF HIGH YIELD BOND CORE FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of High Yield Bond Core Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Core Trust (the “Trust”)) including the portfolio of investments, as of December 31, 2023, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Core Trust) at December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
February 23, 2024
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023 to December 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2023	Ending Account Value 12/31/2023	Expenses Paid During Period[1]
Actual	$1,000	$1,082.10	$0.21
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,025.00	$0.20

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.04%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2023, the Trust comprised four portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 101 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about the Trust and the Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: June 2006
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and
Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated
Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee,
Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated
Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman,
Passport Research, Ltd.

John B. Fisher* Birth Date: May 16, 1956 President and Trustee Indefinite Term Began serving: November 2004
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of certain of the Funds in the Federated Hermes Fund Family; Director and Vice President,
Federated Hermes, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, and Federated MDTA LLC; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and
CEO of Passport Research, Ltd.; Director and President, Technology, Federated Services Company.

*
 Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee and Chair of the Board of Directors or Trustees of the Federated Hermes Fund
Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Member of the Compensation Committee, Equifax, Inc.;
Lead Director, Member of the Audit and Nominating and Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama.
Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.

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25

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor of Law, Emerita,
Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and
Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church
Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as
Interim Dean). Judge Lally-Green previously served as Director of the Office of Church Relations and later as Associate
General Secretary for the Diocese of Pittsburgh, a member of the Superior Court of Pennsylvania and as a Professor of Law,
Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania and previously served on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural
Rules Committee. Judge Lally-Green was then appointed by the Supreme Court of Pennsylvania and currently serves on the
Judicial Ethics Advisory Board. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary; Member, Pennsylvania State
Board of Education (public); Director, Catholic Charities, Pittsburgh; and Director, CNX Resources Corporation (natural gas).
Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central
Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High
Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, Saint Vincent College; Director and
Chair, North Catholic High School, Inc.; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; and Director and
Vice Chair, Saint Francis University.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee and Chair of the Audit Committee of the Federated Hermes Fund Family; Sole
Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity. Mr. O’Neill previously served as Chief
Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and
Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston,
MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and
Director, The Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Senior Vice President for Legal
Affairs, General Counsel and Secretary of Board of Directors, Duquesne University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and Secretary of Board of Directors and Director
of Risk Management and Associate General Counsel, Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment,
Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC Mercy
Hospital, and as a member of the Board of Directors of Catholic Charities, Pittsburgh.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of
Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and
Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive
Vice President, CONSOL Energy Inc. and CNX Gas Company; and Board Member, Ethics Counsel and Shareholder, Buchanan
Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc.
(manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career.
Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).

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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President,
Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.; and Assistant Treasurer,
Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors
Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative
Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory
Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management
Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and
Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and
Southpointe Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes
Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.;
Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated
Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated
Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated
Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated
Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice
President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries.
Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc.
Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in
the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division
of Enforcement.

Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes, Inc. in 1987 as an Investment Analyst and became a
Portfolio Manager in 1990. He was named Chief Investment Officer of Federated Hermes’ taxable fixed-income products in
2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund’s Adviser in 2009 and served as a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the
Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

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Evaluation and Approval of Advisory Contract–May 2023
High Yield Bond Core Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”) and a limited number of other accredited investors.
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund); (5) comparative fee and expense structures,
Annual Shareholder Report
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including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise,(including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark index, which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes
Annual Shareholder Report
29

Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the one-year, three-year and five-year periods ended December 31, 2022, the Fund underperformed its benchmark index. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services. Because the Adviser does not charge the Fund an investment advisory fee, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation. The Board also considered the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds.
The Board noted that an affiliate of the Adviser is entitled to reimbursement for certain out-of-pocket expense incurred in providing administrative services to the Fund.
Annual Shareholder Report
30

In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Shareholder Report
31

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Core Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for High Yield Bond Core Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
■ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
■ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report
32

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at FederatedHermes.com/us under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Documents” tab. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information at FederatedHermes.com/us under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Characteristics” tab.
Annual Shareholder Report
33

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

High Yield Bond Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N101
30175 (2/24)
© 2024 Federated Hermes, Inc.

Annual Shareholder Report
December 31, 2023

Mortgage Core Fund

A Portfolio of Federated Hermes Core Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of the Mortgage Core Fund (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2023, was 5.19%. The Bloomberg US Mortgage Backed Securities Index (BMBS),1 the Fund’s broad-based securities market index, returned 5.05% for the same period. The Fund’s total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses not reflected in the total return of the BMBS.
During the reporting period, the most significant factors affecting the Fund’s performance were (a) security selection; (b) interest rate strategy; and (c) sector allocation.
The following discussion will focus on the Fund’s performance relative to the BMBS.
MARKET OVERVIEW
The Federal Reserve (the “Fed”) tightened monetary policy after four of the first five Federal Open Market Committee (FOMC) meetings during the reporting period. However, in an indication that the federal funds target rate was sufficiently high and progress in the fight against inflation had been made, the Fed maintained the federal funds target rate in a range of 5.25%-5.50% over the final three FOMC meetings. While the federal funds target rate held steady in the latter stages of the reporting period, quantitative tightening continued as the Fed’s portfolio of securities continued to shrink. U.S. Treasury holdings contracted as securities matured while scheduled and unscheduled principal paydowns of mortgage loans resulted in reduced holdings of mortgage-backed securities (MBS).2 The higher federal funds target rate and quantitative tightening combined to produce significantly tighter monetary policy.
While the year-over-year U.S. Treasury yield changes did not indicate dramatic changes, intra-period market volatility was significant. For example, the 5-year U.S. Treasury yield declined 16 basis points during the reporting period; however, the security traded in a yield range which spanned 160 basis points. As the federal funds target rate stabilized in the latter portion of the reporting period, investor confidence that rate hikes were complete, or nearly so, increased and a rally in rates and spread sectors ensued.
U.S. Treasury yields declined and mortgage-to-Treasury spreads contracted significantly as investor demand for MBS was robust at historically wide spreads. While MBS posted positive excess return for the reporting period, performance lagged that of credit sectors including investment-grade corporates and high-yield. Nonetheless, MBS excess return performance was the best it had been since 2013.
During the reporting period, the 2-year U.S. Treasury yield decreased 18 basis points to yield 4.25% and the 10-year U.S. Treasury yield was unchanged to yield 3.88%.3
SECURITY SELECTION
Security selection, notably in government-guaranteed mortgage securities, proved beneficial and aided Fund performance.
Interest rate strategy (DURATION and yield curve)
The Fund increased effective duration4 relative to the BMBS in anticipation of lower market yields. Additionally, exposure to various points on the yield curve were adjusted due to expectations for yield changes at select maturities. The timing of such tactical interest rate strategy moves was inopportune and did not perform as expected. Interest rate strategy, encompassing both effective duration and yield curve, made a negative contribution to Fund performance during the reporting period. The Fund used derivatives5 as a tool to assist in managing Fund duration and yield curve exposure.6 The principal derivatives the Fund used for these purposes were Treasury futures contracts. For the reporting period, the use of futures contracts negatively contributed to Fund performance relative to the benchmark.
Sector ALLOCATION
Allocations to non-agency residential MBS and commercial MBS, as well as a cash position were beneficial. Overall, sector allocation made a positive contribution to Fund performance.
1
 Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BMBS.
2
 The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
3
 Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
4
 Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
5
 The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
6
 The yield curve is a graph showing the comparative yields of securities in a particular class according to maturity. Securities on the long end of the yield curve have longer maturities.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Mortgage Core Fund (the “Fund”) from December 31, 2013 to December 31, 2023, compared to the Bloomberg US Mortgage Backed Securities Index (BMBS).2 The Average Annual Total Return table below shows returns averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2023

Average Annual Total Returns for the Period Ended 12/31/2023
	1 Year	5 Years	10 Years
Fund	5.19%	0.52%	1.62%
BMBS	5.05%	0.25%	1.38%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
 The Fund’s performance assumes the reinvestment of all dividends and distributions. The BMBS has been adjusted to reflect reinvestment of dividends on securities in the index.
2
 The BMBS covers agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At December 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	89.9%
Non-Agency Mortgage-Backed Securities	5.3%
Asset-Backed Securities	2.0%
Agency Risk Transfer Securities	0.3%
Collateralized Mortgage Obligations	0.2%
Derivative Contracts	0.1%
Cash Equivalents[2]	2.2%
Other Assets and Liabilities—Net[3,4]	(0.0)%
TOTAL	100%

1	See the Fund’s Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
4	Represents less than 0.1%.
Annual Shareholder Report

Portfolio of Investments
December 31, 2023
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—89.9%
	Federal Home Loan Mortgage Corporation—33.7%
$ 2,659,365	2.000%, 7/1/2035	$ 2,398,766
31,014,898	2.000%, 4/1/2036	28,024,119
14,102,749	2.000%, 5/1/2036	12,685,523
34,761,132	2.000%, 11/1/2036	31,333,062
8,243,698	2.000%, 8/1/2050	6,819,324
44,877,748	2.000%, 9/1/2050	37,053,501
27,816,430	2.000%, 11/1/2050	22,879,826
24,138,750	2.000%, 12/1/2050	19,764,306
3,044,568	2.000%, 3/1/2051	2,508,052
67,230,106	2.000%, 3/1/2051	55,298,725
41,681,577	2.000%, 4/1/2051	34,206,161
27,528,719	2.000%, 5/1/2051	22,634,572
21,845,060	2.000%, 5/1/2051	17,927,240
89,886,481	2.000%, 1/1/2052	73,765,718
48,197,567	2.000%, 1/1/2052	40,005,388
41,857,626	2.500%, 12/1/2035	38,719,870
24,162,568	2.500%, 4/1/2037	22,373,932
6,212,139	2.500%, 5/1/2050	5,381,930
7,515,005	2.500%, 8/1/2050	6,510,676
7,035,487	2.500%, 9/1/2050	6,053,470
71,398,669	2.500%, 9/1/2051	60,785,750
65,569,575	2.500%, 10/1/2051	56,253,410
13,700,880	2.500%, 10/1/2051	11,690,028
43,140,421	2.500%, 11/1/2051	37,294,113
29,143,215	2.500%, 12/1/2051	24,806,722
15,340,489	2.500%, 12/1/2051	13,237,605
69,145,790	2.500%, 1/1/2052	59,602,419
2,585,538	2.500%, 1/1/2052	2,232,323
13,513,911	2.500%, 3/1/2052	11,667,750
63,432,210	2.500%, 4/1/2052	54,707,148
9,680,182	2.500%, 4/1/2052	8,303,303
16,067,849	2.500%, 5/1/2052	13,802,493
24,375,557	2.500%, 5/1/2052	20,999,861
432,787	3.000%, 6/1/2045	393,594
577,989	3.000%, 5/1/2046	526,188
11,305,997	3.000%, 6/1/2046	10,133,735
4,341,178	3.000%, 6/1/2046	3,968,391
5,010,196	3.000%, 7/1/2046	4,603,610
1,727,945	3.000%, 9/1/2046	1,545,543
4,108,923	3.000%, 10/1/2046	3,726,547
2,530,678	3.000%, 11/1/2046	2,261,958
4,768,831	3.000%, 12/1/2046	4,331,005
6,827,051	3.000%, 5/1/2047	6,191,726
11,372,115	3.000%, 10/1/2050	10,084,607
10,096,957	3.000%, 11/1/2050	8,953,818
8,123,018	3.000%, 11/1/2051	7,284,591
8,873,027	3.000%, 4/1/2052	7,933,617
Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 36,726,949	3.000%, 6/1/2052	$ 32,614,772
29,225,405	3.000%, 8/1/2052	26,039,908
66,218	3.500%, 6/1/2026	65,216
94,861	3.500%, 6/1/2026	93,300
36,456	3.500%, 7/1/2026	35,816
1,450,401	3.500%, 5/1/2046	1,355,818
16,783,422	3.500%, 7/1/2046	15,552,583
5,245,388	3.500%, 11/1/2047	4,893,493
2,135,371	3.500%, 12/1/2047	1,980,772
9,322,458	3.500%, 12/1/2047	8,734,918
5,627,328	3.500%, 2/1/2048	5,269,153
8,038,903	3.500%, 2/1/2048	7,537,283
12,207,152	3.500%, 12/1/2049	11,223,037
7,725,833	3.500%, 5/1/2051	7,109,150
11,752,371	3.500%, 7/1/2051	10,839,993
26,822,192	3.500%, 2/1/2052	24,756,655
3,725,992	3.500%, 3/1/2052	3,470,497
72,227,382	3.500%, 5/1/2052	66,298,482
7,654,176	3.500%, 5/1/2052	7,023,478
21,258,256	3.500%, 6/1/2052	19,793,912
6,129,022	3.500%, 7/1/2052	5,689,117
4,078	4.000%, 5/1/2024	4,055
23,213	4.000%, 5/1/2026	22,923
348,441	4.000%, 5/1/2026	344,082
604,050	4.000%, 12/1/2040	585,540
2,812,264	4.000%, 5/1/2048	2,705,291
10,860,087	4.000%, 4/1/2052	10,396,083
4,429,326	4.000%, 4/1/2052	4,242,849
14,717,986	4.000%, 5/1/2052	13,950,020
29,687,148	4.000%, 6/1/2052	28,082,448
1,860,165	4.000%, 7/1/2052	1,777,055
16,091,157	4.000%, 8/1/2052	15,236,456
67,277,267	4.000%, 9/1/2052	63,724,778
14,217,190	4.000%, 10/1/2052	13,470,913
18,768,317	4.000%, 11/1/2052	17,906,313
20,896,158	4.000%, 11/1/2052	19,818,884
7,368	4.500%, 7/1/2024	7,322
7,986	4.500%, 8/1/2024	7,933
2,803	4.500%, 9/1/2024	2,788
15,155	4.500%, 6/1/2025	15,037
32,141,983	4.500%, 10/1/2037	31,980,229
380,357	4.500%, 11/1/2039	379,771
113,665	4.500%, 6/1/2040	113,482
166,110	4.500%, 7/1/2040	165,837
632,475	4.500%, 8/1/2040	631,460
406,930	4.500%, 7/1/2041	406,266
372,013	4.500%, 7/1/2041	371,367
253,123	4.500%, 7/1/2041	252,683
1,639,282	4.500%, 10/1/2048	1,616,425
10,176,647	4.500%, 5/1/2052	9,955,882
Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 21,101,454	4.500%, 6/1/2052	$ 20,497,303
36,540,176	4.500%, 8/1/2052	35,471,163
9,146,938	4.500%, 9/1/2052	8,885,054
13,161,767	4.500%, 10/1/2052	12,769,923
6,090,874	4.500%, 10/1/2052	5,914,109
18,049,378	4.500%, 12/1/2052	17,514,279
28,742,467	4.500%, 1/1/2053	27,890,356
28,971,699	4.500%, 2/1/2053	28,112,793
14,431,750	4.500%, 3/1/2053	13,994,880
3,650,536	4.500%, 5/1/2053	3,553,719
173	5.000%, 7/1/2025	172
654,896	5.000%, 1/1/2034	663,570
239,068	5.000%, 5/1/2034	242,154
812	5.000%, 11/1/2035	825
265,274	5.000%, 4/1/2036	269,561
349	5.000%, 4/1/2036	355
4,903	5.000%, 4/1/2036	4,972
58,307	5.000%, 4/1/2036	59,268
68,776	5.000%, 5/1/2036	69,931
44,580	5.000%, 6/1/2036	45,299
90,554	5.000%, 6/1/2036	92,001
262,770	5.000%, 12/1/2037	267,089
43,187	5.000%, 5/1/2038	43,919
25,794	5.000%, 6/1/2038	26,253
47,187	5.000%, 9/1/2038	48,058
43,309	5.000%, 2/1/2039	44,111
43,240	5.000%, 6/1/2039	44,033
1,285,646	5.000%, 10/1/2039	1,309,978
114,532	5.000%, 2/1/2040	116,756
197,424	5.000%, 8/1/2040	201,406
34,212,155	5.000%, 10/1/2052	33,946,053
24,264,983	5.000%, 2/1/2053	24,025,446
20,178,884	5.000%, 3/1/2053	19,996,709
10,911,352	5.000%, 5/1/2053	10,811,480
582,695	5.500%, 5/1/2034	596,584
20,699	5.500%, 3/1/2036	21,377
42,765	5.500%, 3/1/2036	44,082
10,700	5.500%, 3/1/2036	11,051
71,446	5.500%, 3/1/2036	73,398
156,024	5.500%, 6/1/2036	161,112
77,657	5.500%, 6/1/2036	80,189
27,637	5.500%, 6/1/2036	28,476
74,423	5.500%, 9/1/2037	77,077
117,228	5.500%, 9/1/2037	121,060
81,253	5.500%, 12/1/2037	84,163
10,474	5.500%, 3/1/2038	10,835
11,217,468	5.500%, 5/1/2038	11,371,481
4,411,557	5.500%, 9/1/2052	4,440,795
27,719,720	5.500%, 12/1/2052	27,912,095
23,493,742	5.500%, 3/1/2053	23,627,421
Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 5,378	6.000%, 7/1/2029	$ 5,463
13,899	6.000%, 2/1/2032	14,245
10,513	6.000%, 5/1/2036	10,912
26,209	6.000%, 8/1/2037	27,343
181,224	6.000%, 9/1/2037	188,768
24,633,070	6.000%, 11/1/2053	25,024,022
3,453	6.500%, 6/1/2029	3,538
1,263	6.500%, 7/1/2029	1,294
110,048	6.500%, 11/1/2036	116,059
1,271	6.500%, 4/1/2038	1,347
1,059	6.500%, 4/1/2038	1,121
34,189,220	6.500%, 10/1/2053	35,031,444
29,594,353	6.500%, 11/1/2053	30,323,386
5,939	7.000%, 4/1/2032	6,141
98,267	7.000%, 4/1/2032	103,024
7,620	7.000%, 9/1/2037	8,124
8,927	7.500%, 10/1/2029	9,314
5,230	7.500%, 11/1/2029	5,464
4,045	7.500%, 4/1/2031	4,063
9,638	7.500%, 5/1/2031	10,222
1,205	8.000%, 3/1/2030	1,267
20,941	8.000%, 1/1/2031	21,964
23,545	8.000%, 2/1/2031	25,043
11,994	8.000%, 3/1/2031	12,715
340	8.500%, 9/1/2025	345
46	8.500%, 9/1/2025	47
	TOTAL	1,858,768,390
	Federal National Mortgage Association—49.1%
28,560,004	2.000%, 8/1/2035	25,779,176
5,335,134	2.000%, 4/1/2036	4,808,994
28,548,226	2.000%, 5/1/2036	25,661,490
19,075,241	2.000%, 5/1/2050	15,713,787
37,242,429	2.000%, 7/1/2050	30,679,538
7,619,936	2.000%, 8/1/2050	6,281,908
37,543,340	2.000%, 10/1/2050	30,880,494
35,985,302	2.000%, 11/1/2050	29,598,961
11,893,742	2.000%, 3/1/2051	9,823,835
312,224,185	2.000%, 5/1/2051	256,520,799
38,959,404	2.000%, 5/1/2051	32,337,443
16,645,139	2.000%, 7/1/2051	13,711,920
7,270,109	2.000%, 8/1/2051	5,988,964
43,649,029	2.000%, 8/1/2051	35,766,197
38,419,949	2.000%, 10/1/2051	31,481,468
22,373,641	2.000%, 10/1/2051	18,409,964
26,799,997	2.000%, 11/1/2051	22,110,780
10,891,725	2.000%, 12/1/2051	8,985,992
5,959,172	2.000%, 12/1/2051	4,942,563
28,952,581	2.000%, 12/1/2051	23,678,628
7,098,291	2.000%, 1/1/2052	5,842,988
118,392,086	2.000%, 2/1/2052	97,158,963
Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 71,767,289	2.000%, 2/1/2052	$ 58,896,127
18,170,034	2.000%, 2/1/2052	14,990,809
24,167,750	2.000%, 2/1/2052	19,833,366
34,823,593	2.000%, 2/1/2052	28,774,010
14,705,191	2.000%, 3/1/2052	12,104,640
19,256,971	2.000%, 3/1/2052	15,881,545
14,409,046	2.000%, 3/1/2052	11,932,912
12,232,621	2.000%, 3/1/2052	10,134,319
16,526,639	2.000%, 3/1/2052	13,511,010
36,804,607	2.000%, 4/1/2052	30,180,853
24,784,433	2.000%, 4/1/2052	20,269,742
2,275,998	2.500%, 12/1/2036	2,114,629
33,844,434	2.500%, 12/1/2036	31,286,214
3,684,760	2.500%, 5/1/2037	3,409,692
8,417,463	2.500%, 6/1/2050	7,292,527
3,134,225	2.500%, 7/1/2050	2,694,789
6,291,919	2.500%, 9/1/2050	5,413,689
14,996,941	2.500%, 9/1/2050	12,903,659
34,560,038	2.500%, 10/1/2050	29,498,527
12,882,092	2.500%, 11/1/2050	10,995,437
26,545,419	2.500%, 11/1/2050	22,632,807
20,556,045	2.500%, 2/1/2051	17,526,226
41,132,121	2.500%, 9/1/2051	35,300,898
75,364,614	2.500%, 10/1/2051	64,680,316
64,632,116	2.500%, 10/1/2051	55,489,541
64,180,645	2.500%, 10/1/2051	55,001,651
31,972,960	2.500%, 11/1/2051	27,220,400
14,413,563	2.500%, 12/1/2051	12,268,834
7,782,601	2.500%, 1/1/2052	6,653,739
60,992,388	2.500%, 1/1/2052	52,145,479
17,421,877	2.500%, 1/1/2052	14,873,067
22,829,501	2.500%, 1/1/2052	19,660,780
5,130,063	2.500%, 2/1/2052	4,406,791
40,627,018	2.500%, 2/1/2052	35,184,802
20,048,120	2.500%, 2/1/2052	17,221,598
4,045,564	2.500%, 3/1/2052	3,481,514
37,382,211	2.500%, 3/1/2052	31,819,761
18,251,425	2.500%, 4/1/2052	15,547,031
2,222,832	2.500%, 5/1/2052	1,892,944
30,762,773	2.500%, 5/1/2052	26,401,593
900,192	3.000%, 2/1/2032	862,101
2,260,399	3.000%, 8/1/2043	2,074,324
1,608,541	3.000%, 9/1/2043	1,475,833
5,823,181	3.000%, 8/1/2046	5,281,275
2,852,081	3.000%, 9/1/2046	2,593,796
3,328,190	3.000%, 11/1/2046	3,012,228
682,817	3.000%, 2/1/2047	620,128
8,082,225	3.000%, 3/1/2047	7,330,093
5,108,986	3.000%, 12/1/2047	4,633,544
8,139,305	3.000%, 12/1/2047	7,402,209
Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 3,370,886	3.000%, 2/1/2048	$ 3,011,895
28,859,612	3.000%, 2/1/2048	26,110,806
1,136,685	3.000%, 11/1/2049	1,019,361
11,669,134	3.000%, 1/1/2051	10,347,999
118,340,266	3.000%, 5/1/2051	104,905,249
27,457,240	3.000%, 7/1/2051	24,322,894
38,900,084	3.000%, 7/1/2051	34,447,339
15,746,858	3.000%, 12/1/2051	14,018,189
34,338,462	3.000%, 12/1/2051	30,579,561
6,138,276	3.000%, 1/1/2052	5,528,684
20,807,750	3.000%, 2/1/2052	18,715,323
14,875,905	3.000%, 2/1/2052	13,212,630
9,873,226	3.000%, 3/1/2052	8,753,874
19,367,221	3.000%, 4/1/2052	17,256,243
22,046,861	3.000%, 4/1/2052	19,785,047
6,252,643	3.000%, 4/1/2052	5,571,120
12,071,261	3.000%, 5/1/2052	10,721,573
26,945,596	3.000%, 6/1/2052	24,046,487
39,404	3.500%, 11/1/2025	38,783
56,271	3.500%, 11/1/2025	55,385
68,720	3.500%, 12/1/2025	67,619
69,854	3.500%, 1/1/2026	68,719
19,952	3.500%, 1/1/2026	19,633
9,522,539	3.500%, 9/1/2037	9,173,418
6,386,034	3.500%, 12/1/2047	5,981,564
18,481,467	3.500%, 1/1/2048	17,120,324
3,275,672	3.500%, 4/1/2048	3,054,894
16,457,572	3.500%, 11/1/2050	15,416,491
12,135,577	3.500%, 5/1/2051	11,314,805
12,519,504	3.500%, 6/1/2051	11,520,184
13,152,600	3.500%, 7/1/2051	12,172,620
47,576,708	3.500%, 3/1/2052	44,448,135
15,563,489	3.500%, 5/1/2052	14,285,935
45,535,215	3.500%, 6/1/2052	41,857,859
17,201,393	3.500%, 6/1/2052	15,896,898
38,027,694	3.500%, 7/1/2052	35,108,153
9,862,092	3.500%, 1/1/2053	9,101,857
9,635,066	3.500%, 4/1/2053	8,839,640
44,757	4.000%, 12/1/2025	44,215
74,230	4.000%, 7/1/2026	73,281
25,988,900	4.000%, 11/1/2037	25,480,877
7,211,640	4.000%, 10/1/2051	6,829,711
3,429,961	4.000%, 4/1/2052	3,244,827
5,093,251	4.000%, 4/1/2052	4,818,340
25,936,384	4.000%, 7/1/2052	24,583,057
23,714,828	4.000%, 7/1/2052	22,655,281
15,998,884	4.000%, 9/1/2052	15,149,084
19,266,707	4.000%, 9/1/2052	18,333,645
5,637,898	4.000%, 10/1/2052	5,336,672
26,377,257	4.000%, 4/1/2053	24,951,468
Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 38,498,040	4.000%, 5/1/2053	$ 36,585,508
81,616	4.500%, 2/1/2039	81,458
452,319	4.500%, 5/1/2040	451,582
129,838	4.500%, 11/1/2040	129,620
1,437,120	4.500%, 4/1/2041	1,434,672
678,607	4.500%, 6/1/2041	677,456
7,778,326	4.500%, 8/1/2052	7,555,626
5,434,879	4.500%, 8/1/2052	5,272,481
17,580,891	4.500%, 10/1/2052	17,158,574
22,148,838	4.500%, 2/1/2053	21,492,204
882,452	5.000%, 2/1/2036	896,413
501,310	5.000%, 7/1/2040	511,303
550,931	5.000%, 10/1/2041	561,901
39,893,235	5.000%, 8/1/2052	39,595,412
16,030,778	5.000%, 11/1/2052	15,976,725
8,819,952	5.000%, 12/1/2052	8,734,813
24,018,147	5.000%, 2/1/2053	23,786,300
21,513	5.500%, 1/1/2032	21,949
12,568	5.500%, 1/1/2032	12,829
221,844	5.500%, 9/1/2034	227,691
574,809	5.500%, 12/1/2034	589,964
16,845	5.500%, 4/1/2035	17,269
113,573	5.500%, 1/1/2036	116,931
44,520	5.500%, 3/1/2036	45,863
198,252	5.500%, 4/1/2036	204,102
303,152	5.500%, 4/1/2036	312,235
181,870	5.500%, 5/1/2036	187,870
63,286	5.500%, 9/1/2036	65,210
208,085	5.500%, 8/1/2037	214,413
117,733	5.500%, 7/1/2038	121,936
336,978	5.500%, 4/1/2041	349,712
9,425,774	5.500%, 9/1/2052	9,497,080
8,159,072	5.500%, 11/1/2052	8,215,696
14,461,458	5.500%, 8/1/2053	14,530,187
4,111	6.000%, 1/1/2029	4,176
5,461	6.000%, 2/1/2029	5,548
1,834	6.000%, 2/1/2029	1,863
3,059	6.000%, 4/1/2029	3,108
6,452	6.000%, 5/1/2029	6,555
3,446	6.000%, 5/1/2029	3,501
312,637	6.000%, 7/1/2034	323,873
177,019	6.000%, 11/1/2034	183,333
84,808	6.000%, 7/1/2036	88,449
17,619	6.000%, 7/1/2036	18,371
89,942	6.000%, 10/1/2037	93,925
37,842	6.000%, 6/1/2038	39,602
481,952	6.000%, 7/1/2038	503,976
43,800	6.000%, 9/1/2038	45,817
29,335	6.000%, 10/1/2038	30,715
277,105	6.000%, 2/1/2039	290,142
Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 4,618,971	6.000%, 12/1/2052	$ 4,703,393
4,885,645	6.000%, 1/1/2053	4,966,238
5,052,053	6.000%, 4/1/2053	5,135,392
49,641,826	6.000%, 12/1/2053	50,429,691
7,803	6.500%, 9/1/2028	7,883
1,785	6.500%, 8/1/2029	1,829
3,806	6.500%, 6/1/2031	3,937
10,229	6.500%, 6/1/2031	10,539
1,536	6.500%, 6/1/2031	1,584
1,144	6.500%, 6/1/2031	1,172
2,044	6.500%, 1/1/2032	2,107
24,503	6.500%, 3/1/2032	25,401
81,538	6.500%, 4/1/2032	84,757
13,390	6.500%, 5/1/2032	13,938
119,127	6.500%, 7/1/2036	125,512
2,671	6.500%, 8/1/2036	2,792
12,275	6.500%, 9/1/2036	12,990
21,936	6.500%, 12/1/2036	23,126
55,886	6.500%, 9/1/2037	59,299
184	6.500%, 12/1/2037	195
27,801	6.500%, 10/1/2038	29,491
14,974,383	6.500%, 10/1/2053	15,343,265
32	7.000%, 5/1/2024	31
257	7.000%, 7/1/2024	256
278	7.000%, 7/1/2025	287
6,425	7.000%, 9/1/2031	6,673
4,386	7.000%, 9/1/2031	4,577
70,384	7.000%, 11/1/2031	73,699
4,951	7.000%, 12/1/2031	5,181
21,536	7.000%, 2/1/2032	22,515
22,412	7.000%, 3/1/2032	23,468
38,894	7.000%, 3/1/2032	40,123
4,365	7.000%, 4/1/2032	4,575
11,263	7.000%, 4/1/2032	11,704
93,680	7.000%, 4/1/2032	98,288
110,005	7.000%, 6/1/2037	117,744
4,632	7.500%, 9/1/2030	4,863
5,041	7.500%, 5/1/2031	5,318
1,589	7.500%, 6/1/2031	1,682
19,778	7.500%, 8/1/2031	20,981
27,577	7.500%, 1/1/2032	28,623
2,129	7.500%, 6/1/2033	2,199
835	8.000%, 11/1/2029	877
69	9.000%, 6/1/2025	69
	TOTAL	2,711,110,502
	Government National Mortgage Association—7.1%
5,481,945	3.000%, 1/20/2047	5,036,319
39,792,444	3.000%, 9/20/2050	36,010,582
45,121,357	3.000%, 5/20/2052	40,847,137
642,223	3.500%, 8/15/2043	604,332
Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$ 413,324	3.500%, 8/15/2043	$ 389,107
7,401,067	3.500%, 3/20/2047	6,939,646
9,309,186	3.500%, 11/20/2047	8,705,530
17,802,836	3.500%, 5/20/2052	16,509,323
28,529,397	3.500%, 11/20/2052	26,550,127
586,292	4.000%, 9/15/2040	568,379
1,586,978	4.000%, 10/15/2040	1,539,578
747,439	4.000%, 1/15/2041	724,602
970,340	4.000%, 10/15/2041	940,303
2,905,151	4.000%, 6/15/2048	2,799,320
149,732	4.500%, 1/15/2039	147,986
93,225	4.500%, 6/15/2039	92,181
442,377	4.500%, 10/15/2039	437,514
161,745	4.500%, 1/15/2040	159,963
90,312	4.500%, 6/15/2040	89,334
63,661	4.500%, 9/15/2040	62,994
84,521	4.500%, 2/15/2041	83,600
491,937	4.500%, 3/15/2041	486,602
45,262	4.500%, 5/15/2041	44,786
1,633,972	4.500%, 6/20/2041	1,630,309
336,249	4.500%, 9/15/2041	332,697
295,822	4.500%, 10/15/2043	293,552
268,940	5.000%, 1/15/2039	272,115
221,740	5.000%, 5/15/2039	224,520
302,384	5.000%, 8/20/2039	307,014
73,598,135	5.000%, 9/20/2053	73,125,201
101,143	5.500%, 12/15/2038	104,424
73,582	5.500%, 12/20/2038	75,785
155,095	5.500%, 1/15/2039	160,244
146,947	5.500%, 2/15/2039	151,784
29,706,967	5.500%, 7/20/2053	29,886,344
44,598,169	5.500%, 8/20/2053	44,867,462
39,766,688	5.500%, 9/20/2053	40,006,807
4,506	6.000%, 10/15/2028	4,580
3,734	6.000%, 3/15/2029	3,805
50,028	6.000%, 2/15/2036	52,077
70,095	6.000%, 4/15/2036	73,113
66,511	6.000%, 6/15/2037	69,420
48,996,220	6.000%, 6/20/2053	49,813,222
7,817	6.500%, 10/15/2028	8,001
3,046	6.500%, 11/15/2028	3,118
3,364	6.500%, 12/15/2028	3,443
1,879	6.500%, 2/15/2029	1,923
4,981	6.500%, 3/15/2029	5,102
19,142	6.500%, 9/15/2031	19,787
44,634	6.500%, 2/15/2032	46,284
5,858	7.000%, 11/15/2027	5,963
4,052	7.000%, 6/15/2028	4,153
2,319	7.000%, 11/15/2028	2,371
4,981	7.000%, 1/15/2029	5,102
Annual Shareholder Report

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 5,274		7.000%, 5/15/2029	$ 5,439
257		7.000%, 10/15/2029	258
14,878		7.000%, 5/15/2030	15,343
10,973		7.000%, 11/15/2030	11,377
5,827		7.000%, 12/15/2030	5,999
7,851		7.000%, 8/15/2031	8,152
31,651		7.000%, 10/15/2031	33,020
8,708		7.000%, 12/15/2031	9,118
6,277		7.500%, 8/15/2029	6,520
28,854		7.500%, 10/15/2029	29,924
1,236		7.500%, 10/15/2030	1,284
5,325		7.500%, 1/15/2031	5,584
1,839		8.000%, 10/15/2029	1,925
6,551		8.000%, 11/15/2029	6,858
5,246		8.000%, 1/15/2030	5,475
2,403		8.000%, 10/15/2030	2,513
33,112		8.000%, 11/15/2030	34,917
2,655		8.500%, 5/15/2029	2,789
		TOTAL	391,515,462
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,911,051,483)	4,961,394,354
		COLLATERALIZED MORTGAGE OBLIGATIONS—5.5%
		Federal National Mortgage Association—0.2%
12,309,671	[1]	REMIC, Series 2019-66, Class FA, 5.879% (30-DAY AVERAGE SOFR +0.000%), 11/25/2059	11,909,385
		Non-Agency Mortgage-Backed Securities—5.3%
428,021		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	259,084
221,662		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	22,280
33,910,034		GS Mortgage-Backed Securities Trust 2022-PJ3, Class A4, 2.500%, 8/25/2052	27,716,156
34,665,993		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	30,636,072
35,242,790		JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	30,027,957
35,321,480		JP Morgan Mortgage Trust 2022-2, Class A3, 2.500%, 8/25/2052	28,913,944
29,097,521		JP Morgan Mortgage Trust 2022-3, Class A2, 3.000%, 8/25/2052	24,810,181
39,731,165		JP Morgan Mortgage Trust 2022-3, Class A3, 2.500%, 8/25/2052	32,523,686
6,305,123		JP Morgan Mortgage Trust 2022-4, Class A3, 3.000%, 10/25/2052	5,372,161
5,591,810		JP Morgan Mortgage Trust 2022-6, Class A3, 3.000%, 11/25/2052	4,764,397
38,115,919		JP Morgan Mortgage Trust 2023-4, Class 1A2, 6.000%, 11/25/2053	38,217,163
43,904,029		JP Morgan Mortgage Trust 2023-6, Class A2, 6.000%, 12/25/2053	44,020,647
128,177		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 4.869%, 8/25/2035	114,659
1,627,237		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	1,348,128
2,829,466		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	2,335,275
22,825,740		Sequoia Mortgage Trust 2023-2, Class A1, 5.000%, 3/25/2053	22,227,456
		TOTAL	293,309,246
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $324,254,168)	305,218,631
		ASSET-BACKED SECURITIES—2.0%
		Auto Receivables—0.4%
20,562,000		Ford Credit Auto Owner Trust/Ford Credit 2023-1, Class B, 5.290%, 8/15/2035	20,477,398
		Single Family Rental Securities—1.1%
14,622,517		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039	13,901,562
16,726,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	14,396,903
14,000,000		Progress Residential Trust 2022-SFR2, Class D, 3.945%, 4/17/2027	13,024,023
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Single Family Rental Securities—continued
$ 14,808,453		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	$ 14,132,720
3,600,000		Progress Residential Trust 2023-SFR2, Class D, 4.500%, 10/17/2028	3,323,445
5,650,000		Progress Residential Trust 2023-SFR2, Class E1, 4.750%, 10/17/2028	5,070,005
		TOTAL	63,848,658
		Student Loans—0.5%
3,329,237		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	3,025,073
6,882,152		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	6,143,309
5,161,109		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	4,726,998
5,976,631	[1]	SMB Private Education Loan Trust 2018-A, Class A2B, 6.276% (CME Term SOFR 1 Month +0.914%), 2/15/2036	5,913,962
8,524,336	[1]	SMB Private Education Loan Trust 2020-BA, Class A1B, 6.576% (CME Term SOFR 1 Month +1.214%), 7/15/2053	8,438,898
		TOTAL	28,248,240
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $118,072,207)	112,574,296
	[1]	AGENCY RISK TRANSFER SECURITIES—0.3%
2,836,670		FHLMC - STACR, Series 2023-DNA1, Class M1A, 7.437% (30-DAY AVERAGE SOFR +2.100%), 3/25/2043	2,881,223
10,400,000		FNMA - CAS, Series 2023-R05, Class 1M2, 8.437% (30-DAY AVERAGE SOFR +3.100%), 6/25/2043	10,858,221
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $13,236,670)	13,739,444
		INVESTMENT COMPANY—2.2%
119,161,249		Federated Hermes Government Obligations Fund, Premier Shares, 5.28%[2] (IDENTIFIED COST $119,161,249)	119,161,249
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $5,485,775,777)[3]	5,512,087,974
		OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	5,097,416
		TOTAL NET ASSETS—100%	$5,517,185,390
At December 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 5-Year Long Futures	725	$78,860,743	March 2024	$1,799,541
United States Treasury Notes 10-Year Long Futures	675	$76,201,172	March 2024	$2,503,017
United States Treasury Notes 10-Year Ultra Long Futures	575	$67,858,984	March 2024	$3,057,568
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$7,360,126
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2023, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2022	$117,293,489
Purchases at Cost	$3,390,076,933
Proceeds from Sales	$(3,388,209,173)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 12/31/2023	$119,161,249
Shares Held as of 12/31/2023	119,161,249
Dividend Income	$11,497,853
Annual Shareholder Report

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $5,485,500,336.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$4,961,394,354	$—	$4,961,394,354
Collateralized Mortgage Obligations	—	305,218,631	—	305,218,631
Asset-Backed Securities	—	112,574,296	—	112,574,296
Agency Risk Transfer Securities	—	13,739,444	—	13,739,444
Investment Company	119,161,249	—	—	119,161,249
TOTAL SECURITIES	$119,161,249	$5,392,926,725	$—	$5,512,087,974
Other Financial Instruments:[1]
Assets	$7,360,126	$—	$—	$7,360,126

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
CAS	—Connecticut Avenue Securities
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
STACR	—Structured Agency Credit Risk
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.38	$9.76	$10.07	$9.88	$9.60
Income From Investment Operations:
Net investment income (loss)[1]	0.35	0.25	0.17	0.24	0.32
Net realized and unrealized gain (loss)	0.07	(1.37)	(0.26)	0.22	0.28
TOTAL FROM INVESTMENT OPERATIONS	0.42	(1.12)	(0.09)	0.46	0.60
Less Distributions:
Distributions from net investment income	(0.35)	(0.26)	(0.22)	(0.27)	(0.32)
Net Asset Value, End of Period	$8.45	$8.38	$9.76	$10.07	$9.88
Total Return[2]	5.19%	(11.57)%	(0.89)%	4.70%	6.33%
Ratios to Average Net Assets:
Net expenses[3]	0.02%	0.02%	0.02%	0.02%	0.03%
Net investment income	4.27%	2.78%	1.72%	2.42%	3.25%
Expense waiver/reimbursement	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,517,185	$3,184,276	$3,204,459	$2,143,118	$2,528,865
Portfolio turnover[4]	53%	204%	351%	257%	130%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[4]	31%	123%	65%	72%	100%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
December 31, 2023

Assets:
Investment in securities, at value including $119,161,249 of investments in affiliated holdings* (identified cost $5,485,775,777, including $119,161,249 of identified cost in affiliated holdings)	$5,512,087,974
Due from broker (Note 2)	4,174,374
Income receivable	15,922,126
Income receivable from affiliated holdings	777,121
Receivable for variation margin on futures contracts	8,387
Total Assets	5,532,969,982
Liabilities:
Payable for shares redeemed	150,000
Income distribution payable	15,372,061
Accrued expenses (Note 5)	262,531
Total Liabilities	15,784,592
Net assets for 652,817,590 shares outstanding	$5,517,185,390
Net Assets Consist of:
Paid-in capital	$5,933,428,472
Total distributable earnings (loss)	(416,243,082)
Total Net Assets	$5,517,185,390
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$5,517,185,390 ÷ 652,817,590 shares outstanding, no par value, unlimited shares authorized	$8.45

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended December 31, 2023

Investment Income:
Interest	$189,305,105
Dividends received from affiliated holdings*	11,497,853
TOTAL INCOME	200,802,958
Expenses:
Administrative fee (Note 5)	9,017
Custodian fees	214,701
Transfer agent fees	286,534
Directors’/Trustees’ fees (Note 5)	22,012
Auditing fees	38,411
Legal fees	10,569
Portfolio accounting fees	259,071
Share registration costs	201
Printing and postage	18,440
Miscellaneous (Note 5)	42,559
TOTAL EXPENSES	901,515
Net investment income	199,901,443
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(84,991,065)
Net realized loss on futures contracts	(3,964,207)
Net change in unrealized depreciation of investments	150,850,101
Net change in unrealized depreciation of futures contracts	8,502,976
Net realized and unrealized gain (loss) on investments and futures contracts	70,397,805
Change in net assets resulting from operations	$270,299,248

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended December 31	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$199,901,443	$96,662,995
Net realized gain (loss)	(88,955,272)	(306,588,651)
Net change in unrealized appreciation/depreciation	159,353,077	(168,920,459)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	270,299,248	(378,846,115)
Distributions to Shareholders	(199,751,824)	(102,200,096)
Share Transactions:
Proceeds from sale of shares	2,726,863,581	2,040,715,935
Net asset value of shares issued to shareholders in payment of distributions declared	35,191,234	13,900,330
Cost of shares redeemed	(499,692,942)	(1,593,752,933)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,262,361,873	460,863,332
Change in net assets	2,332,909,297	(20,182,879)
Net Assets:
Beginning of period	3,184,276,093	3,204,458,972
End of period	$5,517,185,390	$3,184,276,093
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
December 31, 2023
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Mortgage Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return. The Fund is an investment vehicle used by other Federated Hermes funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Shareholder Report

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and sector/asset class risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Annual Shareholder Report

Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $146,422,611 and $10,386,538, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$7,360,126*

*
Includes net cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2023
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(3,964,207)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$8,502,976
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 12/31/2023	Year Ended 12/31/2022
Shares sold	328,676,656	229,727,001
Shares issued to shareholders in payment of distributions declared	4,270,767	1,598,040
Shares redeemed	(59,994,883)	(179,640,289)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	272,952,540	51,684,752
Annual Shareholder Report

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2023 and 2022, was as follows:
	2023	2022
Ordinary income	$199,751,824	$102,200,096
As of December 31, 2023, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$358,486
Net unrealized appreciation	$26,587,638
Capital loss carryforwards	$(443,189,206)
TOTAL	$(416,243,082)
At December 31, 2023, the cost of investments for federal tax purposes was $5,485,500,336. The net unrealized appreciation of investments for federal tax purposes was $26,587,638. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $89,678,150 and unrealized depreciation from investments for those securities having an excess of cost over value of $63,090,512. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for mark to market of derivative instruments.
As of December 31, 2023, the Fund had a capital loss carryforward of $443,189,206 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$289,842,586	$153,346,620	$443,189,206
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to reimbursement for certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of December 31, 2023, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2023, were as follows:
Purchases	$225,120,830
Sales	$59,363,574
Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2023, the Fund had no outstanding loans. During the year ended December 31, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2023, there were no outstanding loans. During the year ended December 31, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. FEDERAL TAX INFORMATION (UNAUDITED)
100% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF mortgage core Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Mortgage Core Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Core Trust (the “Trust”)), including the portfolio of investments, as of December 31, 2023, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Core Trust) at December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
February 23, 2024
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023 to December 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2023	Ending Account Value 12/31/2023	Expenses Paid During Period[1]
Actual	$1,000	$1,033.50	$0.10
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,025.10	$0.10

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.02%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2023, the Trust comprised four portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 101 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about the Trust and the Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: June 2006
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and
Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated
Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee,
Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated
Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman,
Passport Research, Ltd.

John B. Fisher* Birth Date: May 16, 1956 President and Trustee Indefinite Term Began serving: November 2004
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of certain of the Funds in the Federated Hermes Fund Family; Director and Vice President,
Federated Hermes, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, and Federated MDTA LLC; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and
CEO of Passport Research, Ltd.; Director and President, Technology, Federated Services Company.

*
 Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee and Chair of the Board of Directors or Trustees of the Federated Hermes Fund
Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Member of the Compensation Committee, Equifax, Inc.;
Lead Director, Member of the Audit and Nominating and Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama.
Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor of Law, Emerita,
Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and
Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church
Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as
Interim Dean). Judge Lally-Green previously served as Director of the Office of Church Relations and later as Associate
General Secretary for the Diocese of Pittsburgh, a member of the Superior Court of Pennsylvania and as a Professor of Law,
Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania and previously served on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural
Rules Committee. Judge Lally-Green was then appointed by the Supreme Court of Pennsylvania and currently serves on the
Judicial Ethics Advisory Board. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary; Member, Pennsylvania State
Board of Education (public); Director, Catholic Charities, Pittsburgh; and Director, CNX Resources Corporation (natural gas).
Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central
Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High
Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, Saint Vincent College; Director and
Chair, North Catholic High School, Inc.; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; and Director and
Vice Chair, Saint Francis University.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee and Chair of the Audit Committee of the Federated Hermes Fund Family; Sole
Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity. Mr. O’Neill previously served as Chief
Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and
Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston,
MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and
Director, The Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Senior Vice President for Legal
Affairs, General Counsel and Secretary of Board of Directors, Duquesne University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and Secretary of Board of Directors and Director
of Risk Management and Associate General Counsel, Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment,
Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC Mercy
Hospital, and as a member of the Board of Directors of Catholic Charities, Pittsburgh.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of
Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and
Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive
Vice President, CONSOL Energy Inc. and CNX Gas Company; and Board Member, Ethics Counsel and Shareholder, Buchanan
Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc.
(manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career.
Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).

Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President,
Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.; and Assistant Treasurer,
Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors
Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative
Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory
Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management
Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and
Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and
Southpointe Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes
Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.;
Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated
Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated
Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated
Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated
Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice
President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries.
Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc.
Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in
the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division
of Enforcement.

Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes, Inc. in 1987 as an Investment Analyst and became a
Portfolio Manager in 1990. He was named Chief Investment Officer of Federated Hermes’ taxable fixed-income products in
2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund’s Adviser in 2009 and served as a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the
Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2023
Mortgage Core Fund (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”) and a limited number of other accredited investors.
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund); (5) comparative fee and expense structures,
Annual Shareholder Report

including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise,(including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark index, which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes
Annual Shareholder Report

Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the one-year, three-year and five-year periods ended December 31, 2022, the Fund outperformed its benchmark index.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services. Because the Adviser does not charge the Fund an investment advisory fee, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation. The Board also considered the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds.
The Board noted that an affiliate of the Adviser is entitled to reimbursement for certain out-of-pocket expense incurred in providing administrative services to the Fund.
Annual Shareholder Report

In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Core Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Mortgage Core Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
■ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
■ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at FederatedHermes.com/us under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Documents” tab. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information at FederatedHermes.com/us under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Characteristics” tab.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

Mortgage Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N200
30129 (2/24)
© 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item: Thomas M. O'Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 – $156,382

Fiscal year ended 2022 - $149,085

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 - $0

Fiscal year ended 2022 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 - $0

Fiscal year ended 2022 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 - $0

Fiscal year ended 2022 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $28,965 and $63,261 respectively. Fiscal year ended 2023- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2022- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2023 – 0%

Fiscal year ended 2022 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2023 – 0%

Fiscal year ended 2022 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2023 – 0%

Fiscal year ended 2022 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2023 - $193,176

Fiscal year ended 2022 - $176,106

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)	Not Applicable
(b)	Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date February 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher, Principal Executive Officer

Date February 23, 2024

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date February 23, 2024